SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION
NOTE 12:-	SHARE-BASED COMPENSATION

a.	Share incentive plans:

In 2016 the Company's Board of Directors adopted an Employee Shares Incentive Plan (the “2016 Plan”). Under the 2016 Plan, options may be granted to employees, officers, consultants and directors of the Company and its subsidiaries.

The 2016 plan was terminated in 2021, although option awards outstanding as of that date will continue in full force in accordance with the terms under which they were granted.

In 2021 The Company’s Board of Directors adopted a new Share Incentive Plan (the “2021 Plan”). According to the 2021 Plan, share awards, options to purchase shares or Restricted Share Units (RSUs) may be granted to employees, directors, consultants and other service providers of the Company or any affiliate of the Company.

Under the 2021 Plan, as of December 31, 2021, a total of 4,617,720 shares were still available for future grant. Each option granted under the 2021 Plan expires no later than seven years from the date of grant. The options vest primarily over four years of employment unless the Board of Directors and the Board of Director’s Compensation Committee determines otherwise. Any option which is forfeited or cancelled before expiration becomes available for future grants.

b.	Options granted:

The fair value of the Company’s share options granted for the years ended December 31, 2021, 2020 and 2019, was estimated using the following weighted average assumptions:
	Year ended December 31,
	2021	2020	2019

Expected term, in years	4.40	6.25	6.25
Expected volatility	64%	65%	65% - 70%
Risk-Free interest rate	0.48% - 1.01%	0.46% - 1.74%	1.77% - 2.65%
Expected dividend yield	0%	0%	0%

A summary of option balances as of December 31, 2021, and changes during the year then ended are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2021	8,470,761	$0.68	7.92	$43,598

Granted	10,080,000	$8.56
Exercised	(1,918,100)	$0.50		$2,363
Forfeited	(395,313)	$2.75
Expired	(2)	$1.14

Outstanding at December 31, 2021	16,237,346	$5.55	6.95	$12,905

Exercisable at December 31, 2021	7,897,642	$5.47	6.60	$6,902

The weighted-average grant date fair value of options granted during the years ended December 31, 2021, 2020 and 2019, was $4.75, $3.01 and $1.58, respectively.

Exercise price - before the Company became public in April 2021, in determining the exercise prices for share options granted, the Board of Directors considered the fair value of Ordinary Shares as of each grant date. The fair value of Ordinary Shares underlying the share options was determined by the Board of Directors at each award grant date based upon a variety of factors, including the results obtained from independent third-party valuations, the Company’s financial position and historical financial performance, the status of technological developments within the Company’s products, the composition and ability of the current management team, an evaluation or benchmark of the Company’s competition, the current business climate in the marketplace, the illiquid nature of the Ordinary Shares, arm’s length sales of the Company’s capital share, the effect of the rights and preferences of the Preferred Shares, and the prospects of a liquidity event, among others. From the date the Company became public, the fair value of each Ordinary Share was based on the closing price of the Company’s publicly traded Ordinary Shares as reported on the date of the grant.

Expected volatility - as the Company became public in April 2021, there is not sufficient historical volatility for the expected term of the share options. Therefore, the Company uses an average historical share price volatility based on an analysis of reported data for a peer group of comparable publicly traded companies which were selected based upon industry similarities.

Expected term (years) - represents the period that the Company’s options granted are expected to be outstanding. There is not sufficient historical share exercise data to calculate the expected term of the share options. Therefore, the Company elected to utilize the simplified method to value option grants. Under this approach, the weighted-average expected life is presumed to be the average of the shortest vesting term and the contractual term of the option.

Risk-free interest rate - the Company determined the risk-free interest rate by using a weighted-average equivalent to the expected term based on the U.S. Treasury yield curve in effect as of the date of grant.

Expected dividend yield - since inception, the Company has not paid and does not anticipate paying any dividends in the foreseeable future. Thus, the Company used 0% as its expected dividend yield.

c.	RSUs granted:

A summary of RSUs activity for the year ended December 31, 2021, is as follows:

	Number of shares	Weighted average grant date fair value per share

Unvested as of December 31, 2020	-	$-
Granted	6,361,724	$9.26
Vested	(2,413,667)	$9.92
Forfeited	(37,456)	$8.5
Unvested as of December 31, 2021	3,910,601	$8.87

d.	Management earn-out shares:

The fair value of the Management earn-out shares granted to officers on May 12, 2021 was estimated using the Monte Carlo pricing model under the following assumptions:

May 12, 2021

Share Price	$9.75
Expected volatility	77.50%
Risk-Free interest rate	0.66%
Threshold	$12.5
Term (years)	4

Share price - the share price was based on the closing price of the share on day of grant.

Expected volatility - the Company estimates the volatility of the earn-out shares based on the historical volatility of the company’s share price and of a selected peer companies that matches the expected remaining life of the earn-out shares.

Risk-free interest rate - the Company determined the risk-free interest rate by using a weighted average equivalent to the expected term based on the U.S. Treasury yield curve in effect as of the date of grant.

Threshold - the Company determined the earnout share price as part of the Transactions agreement.

e.

The total share-based compensation expense related to all of the Company's equity-based awards, which include options and RSUs recognized in the Company's consolidated statements of operations are as follow:

	Year ended December 31,
	2021	2020	2019

Research and development	$25,504	$2,649	$1,695
Sales and marketing	17,153	338	374
General and administrative	22,079	209	102

	$64,736	$3,196	$2,171

As of December 31, 2021, unrecognized compensation cost related to share options and RSUs was $49,907, which is expected to be recognized over a weighted average period of 2.89 years.

f.	For awards issued for non-employees services, see Note 1d.

These awards were accounted for as issuance costs in connection with the Transactions.